Note Guarantees (Changes in the Corporation's liability of estimated losses associated with customary respresentations and warranties related to loans sold by BPPR) (Detail) - Indemnification Guarantee - Banco Popular de Puerto Rico - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 8,087	$ 15,959
Provision (reversal) for representations and warranties	3,140	(5,446)
Net charge-offs	(291)	(176)
Settlements paid	0	(2,250)
Balance as of end of period	$ 10,936	$ 8,087